UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $81,759 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826A109     2237   121356 SH       DEFINED                         121356
ALLOS THERAPEUTICS INC         COM              019777101     6271   756441 SH       DEFINED                         756441
ALPHATEC HOLDINGS INC          COM              02081G102     2667   803302 SH       DEFINED                         803302
ARDEA BIOSCIENCES INC          COM              03969P107      743    47200 SH       DEFINED                          47200
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1117    71600 SH CALL  DEFINED                          71600
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4145   173950 SH       DEFINED                         173950
CARDIOVASCULAR SYS INC DEL     COM              141619106      182    23554 SH       DEFINED                          23554
CEPHEID                        COM              15670R107     1424   151200 SH       DEFINED                         151200
COVIDIEN PLC                   SHS              G2554F105     3534    94400 SH       DEFINED                          94400
GENZYME CORP                   COM              372917104     7014   126000 SH       DEFINED                         126000
HEARTWARE INTL INC             COM              422368100     1398   147630 SH       DEFINED                         147630
ILLUMINA INC                   COM              452327109     2344    60200 SH       DEFINED                          60200
INCYTE CORP                    COM              45337C102     3524  1071073 SH       DEFINED                        1071073
LEMAITRE VASCULAR INC          COM              525558201     2093   662457 SH       DEFINED                         662457
MEDAREX INC                    COM              583916101      835   100000 SH CALL  DEFINED                         100000
MEDAREX INC                    COM              583916101     1002   120000 SH PUT   DEFINED                         120000
MEDAREX INC                    COM              583916101     1252   150000 SH       DEFINED                         150000
MICRUS ENDOVASCULAR CORP       COM              59518V102     1955   216234 SH       DEFINED                         216234
NEKTAR THERAPEUTICS            COM              640268108     1166   180000 SH       DEFINED                         180000
NORTHSTAR NEUROSCIENCE INC     COM              66704V101     1428   710636 SH       DEFINED                         710636
ORTHOFIX INTL N V              COM              N6748L102     6520   260698 SH       DEFINED                         260698
PHARMATHENE INC                COM              71714G102     1042   473652 SH       DEFINED                         473652
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     2989   216099 SH       DEFINED                         216099
STRYKER CORP                   COM              863667101     3398    85500 SH       DEFINED                          85500
TOMOTHERAPY INC                COM              890088107      917   333400 SH       DEFINED                         333400
UNITED THERAPEUTICS CORP DEL   COM              91307C102     4025    48300 SH       DEFINED                          48300
WRIGHT MED GROUP INC           COM              98235T107     2575   158389 SH       DEFINED                         158389
WRIGHT MED GROUP INC           COM              98235T107     8943   550000 SH CALL  DEFINED                         550000
WRIGHT MED GROUP INC           COM              98235T107      244   150000 SH PUT   DEFINED                         150000
ZIMMER HLDGS INC               COM              98956P102     4775   112100 SH       DEFINED                         112100